STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss for the period		€ (17,054)	€ (17,788)	€ (13,987)
Adjustments to reconcile net loss to cash flows from operating activities
Amortization and depreciation of intangible and tangible assets		280	262	227
Additions of provisions, net of reversals		1,428	(33)	108
Expenses associated with share-based payments		785	63	287
Change in deferred tax			(28)	(72)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders' equity			445
Financial interest and conversion penalty paid		118	1,080	135
Changes in fair value of derivative instruments		(2,831)	(726)
Interests on investment accounts		(1)	(4)	(9)
Financial indemnity, net, Negma (1)	[1]	(34)
Unwinding of conditional advances		65	62	(11)
Amortized cost of convertible notes and non-convertible bonds		4,374	1,728	54
Operating cash flows before change in working capital requirements		(12,871)	(14,939)	(13,268)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)		(3,007)	333	(1,211)
(Decrease) increase in other non-current financial assets		(4)		17
(Decrease) increase in other receivables		(2,654)	2,943	1,372
Decrease (increase) in trade payables		(119)	(2,641)	(2,305)
Decrease (increase) in tax and social security liabilities		(183)	137	(282)
Decrease (increase) in other creditors and miscellaneous liabilities		(46)	(106)	(13)
Cash flows used in operating activities		(9,864)	(15,272)	(12,057)
Cash flows used in investing activities
Acquisition of intangible and tangible assets		(214)	(282)	(113)
Interests on investment accounts		1	4	9
Purchase of term deposits classified as other current financial assets (2)	[2]	(12,500)
Cash flows used in investing activities		(12,713)	(278)	(104)
Cash flows from financing activities
Proceeds from share capital increase, net of Negma indemnity (1)	[1]	23,486
Costs paid in relation to equity transactions		(3,496)		(286)
Costs incurred in relation to the issuance of warrants attached to non-convertible bonds				(30)
Net financial indemnity received from Negma (1)	[1]	34
Subscription of warrants (BSA)		271
Exercise of warrants (BSA) and founders' warrants (BSPCE)		862
Proceeds from research tax credit prefinancing, net of guarantee deposit		1,964	4,355
Reimbursement of the prefinanced CIR receivables, net of guarantee deposit		(4,589)
Proceeds from conditional advances, net of repayment		(136)	73	329
Proceeds from borrowings, net of repayment				(23)
Financial interest paid		(908)	(1,080)	(135)
Proceeds from the issuance of convertible notes and non-convertible bonds		9,000	6,840	7,260
Repayment of convertible notes and non-convertible bonds		(3,964)	(2,292)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(435)	(350)	(305)
Repayment of obligations under finance lease			(47)	(47)
Change in short-term bank overdrafts		(15)		8
Cash flows from financing activities		22,074	7,500	6,771
Net effect of exchange rate changes on cash and cash equivalents		13	(18)	(61)
Increase (decrease) in cash and cash equivalents		(490)	(8,069)	(5,451)
Cash and cash equivalents at the beginning of the period		6,337	14,406	19,857
Cash and cash equivalents at the end of the period		€ 5,847	€ 6,337	€ 14,406

[1]	Pursuant to a summary judgment dated May 7, 2020, Negma obtained a decision partially responding to its claims ordering, under penalty (which amounted to €7 thousand), Biophytis to pay damages in an amount of €378 thousand and deliver 2,050,000 Biophytis shares to Negma. This delivery of 2,050,000 shares valued at €1,394 thousand was considered as a financial indemnification recorded as a financial expense. On November 18, 2020, the Paris Court of Appeal ruled in favour of Biophytis and thus ordered Negma to return the 2,050,000 Biophytis shares previously delivered and the provision of €378 thousand. Negma was also ordered to pay additional penalties to Biophytis in the amount of €41 thousand. With respect to this litigation, the Company has made a risk provision of €1,394 thousand, which represents the best estimate of the Company’s probable risk of loss as of December 31, 2020.
[2]	The Company purchased term deposits of €12.5 million in 2020, which are considered by the Company to be liquid investments and presented as current financial assets.